FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 33,281	$ 27,179
Financial liabilities	187,156	147,180
Level 1
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,386	1,994
Financial liabilities	93	81
Level 1 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	93	81
Level 1 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	0	0
Level 1 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 1 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 1 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	419	22
Level 1 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,966	1,928
Level 1 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 1 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1	44
Level 2
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	8,145	3,354
Financial liabilities	3,789	2,707
Level 2 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	3,749	2,622
Level 2 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	40	85
Level 2 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,403	88
Level 2 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,682	632
Level 2 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	851	369
Level 2 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	421	229
Level 2 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	51	46
Level 2 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,737	1,990
Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,780	795
Financial liabilities	2,542	2,299
Level 3 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	686	659
Level 3 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	1,856	1,640
Level 3 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 3 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets		0
Level 3 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	480	490
Level 3 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	802	222
Level 3 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4	4
Level 3 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 219	$ 79